Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

March 31, 2021

Shares		Value
Investment Companies£– 100.2%
Equity Funds – 45.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	934,037	$10,797,472
Janus Henderson Asia Equity Fund - Class N Shares	212,009	3,055,043
Janus Henderson Contrarian Fund - Class N Shares	209,592	5,973,384
Janus Henderson Emerging Markets Fund - Class N Shares	762,550	9,341,236
Janus Henderson Enterprise Fund - Class N Shares	37,745	6,284,882
Janus Henderson European Focus Fund - Class N Shares	44,308	1,794,477
Janus Henderson Forty Fund - Class N Shares	112,873	5,853,614
Janus Henderson Global Real Estate Fund - Class N Shares	202,541	2,768,741
Janus Henderson Global Research Fund - Class N Shares	42,023	4,220,766
Janus Henderson Global Select Fund - Class N Shares	218,716	4,050,626
Janus Henderson International Managed Volatility Fund - Class N Shares	321,790	2,834,969
Janus Henderson International Value Fund - Class N Shares	437,186	4,717,241
Janus Henderson Large Cap Value Fund - Class N Shares	452,490	6,932,151
Janus Henderson Mid Cap Value Fund - Class N Shares	302,359	5,170,344
Janus Henderson Overseas Fund - Class N Shares	101,691	4,193,754
Janus Henderson Small Cap Value Fund - Class N Shares	179,101	4,380,802
Janus Henderson Triton Fund - Class N Shares	141,578	5,562,594
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	459,365	5,480,222
		93,412,318
Fixed Income Funds – 54.7%
Janus Henderson Flexible Bond Fund - Class N Shares	1,254,939	13,766,678
Janus Henderson Global Bond Fund - Class N Shares	6,596,556	65,899,595
Janus Henderson Multi-Sector Income Fund - Class N Shares	3,240,096	32,632,140
		112,298,413
Total Investments (total cost $178,813,782) – 100.2%		205,710,731
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(317,872)
Net Assets – 100%		$205,392,859

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/21
Investment Companies - 100.2%
Equity Funds - 45.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$316,684	$20,938	$-	$1,573,412	$10,797,472
Janus Henderson Asia Equity Fund - Class N Shares	4,171	10,297	-	690,357	3,055,043
Janus Henderson Contrarian Fund - Class N Shares	68,711	436,075	65,006	1,638,064	5,973,384
Janus Henderson Emerging Markets Fund - Class N Shares	82,165	20,124	-	1,963,405	9,341,236
Janus Henderson Enterprise Fund - Class N Shares	30,591	709,412	595,363	685,861	6,284,882
Janus Henderson European Focus Fund - Class N Shares	3,126	2,000	-	168,547	1,794,477
Janus Henderson Forty Fund - Class N Shares	10,467	561,222	477,217	401,394	5,853,614
Janus Henderson Global Real Estate Fund - Class N Shares	31,916	(5,353)	-	371,129	2,768,741
Janus Henderson Global Research Fund - Class N Shares	21,762	181,638	139,324	397,069	4,220,766
Janus Henderson Global Select Fund - Class N Shares	72,518	98,188	142,914	920,096	4,050,626
Janus Henderson International Managed Volatility Fund - Class N Shares	-	28,780	42,746	73,185	2,834,969
Janus Henderson International Value Fund - Class N Shares	84,808	(18,644)	-	953,331	4,717,241
Janus Henderson Large Cap Value Fund - Class N Shares	146,210	(23,569)	201,523	1,563,426	6,932,151
Janus Henderson Mid Cap Value Fund - Class N Shares	71,516	(174,965)	-	1,566,176	5,170,344
Janus Henderson Overseas Fund - Class N Shares	31,161	544,386	-	600,339	4,193,754
Janus Henderson Small Cap Value Fund - Class N Shares	56,642	(107,695)	-	1,510,125	4,380,802
Janus Henderson Triton Fund - Class N Shares	16,305	1,598,021	311,535	304,120	5,562,594
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	274,931	9,920	406,536	268,503	5,480,222
Total Equity Funds	$1,323,684	$3,890,775	$2,382,164	$15,648,539	$93,412,318
Fixed Income Funds - 54.7%
Janus Henderson Flexible Bond Fund - Class N Shares	264,098	98,492	-	(292,430)	13,766,678
Janus Henderson Global Bond Fund - Class N Shares	1,578,281	603,800	570,440	(1,219,108)	65,899,595
Janus Henderson Multi-Sector Income Fund - Class N Shares	935,637	4,165	-	1,518,991	32,632,140
Total Fixed Income Funds	$2,778,016	$706,457	$570,440	$7,453	$112,298,413
Total Affiliated Investments - 100.2%	$4,101,700	$4,597,232	$2,952,604	$15,655,992	$205,710,731

(1) For securities that were affiliated for a portion of the period ended March 31, 2021, this column reflects amounts for the entire period ended March 31, 2021 and not just the period in which the security was affiliated.

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 100.2%
Equity Funds - 45.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	9,354,366	922,360	(1,073,604)	10,797,472
Janus Henderson Asia Equity Fund - Class N Shares	2,002,304	541,918	(189,833)	3,055,043
Janus Henderson Contrarian Fund - Class N Shares	4,699,158	1,627,122	(2,427,035)	5,973,384
Janus Henderson Emerging Markets Fund - Class N Shares	5,817,567	2,167,845	(627,705)	9,341,236
Janus Henderson Enterprise Fund - Class N Shares	5,487,278	1,931,902	(2,529,571)	6,284,882
Janus Henderson European Focus Fund - Class N Shares	310,034	1,374,008	(60,112)	1,794,477
Janus Henderson Forty Fund - Class N Shares	4,985,683	1,587,520	(1,682,205)	5,853,614
Janus Henderson Global Real Estate Fund - Class N Shares	1,975,493	597,703	(170,231)	2,768,741
Janus Henderson Global Research Fund - Class N Shares	488,729	3,634,026	(480,696)	4,220,766
Janus Henderson Global Select Fund - Class N Shares	3,336,110	547,263	(851,031)	4,050,626
Janus Henderson International Managed Volatility Fund - Class N Shares	1,826,426	1,132,554	(225,976)	2,834,969
Janus Henderson International Value Fund - Class N Shares	3,220,353	953,123	(390,922)	4,717,241
Janus Henderson Large Cap Value Fund - Class N Shares	5,107,820	795,584	(511,110)	6,932,151
Janus Henderson Mid Cap Value Fund - Class N Shares	3,851,753	1,500,552	(1,573,173)	5,170,344
Janus Henderson Overseas Fund - Class N Shares	5,699,404	1,059,241	(3,709,616)	4,193,754
Janus Henderson Small Cap Value Fund - Class N Shares	3,855,647	425,476	(1,302,751)	4,380,802
Janus Henderson Triton Fund - Class N Shares	4,699,743	2,278,228	(3,317,518)	5,562,594
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	5,326,722	1,006,903	(1,131,826)	5,480,222
Fixed Income Funds - 54.7%
Janus Henderson Flexible Bond Fund - Class N Shares	15,424,732	1,097,671	(2,561,787)	13,766,678
Janus Henderson Global Bond Fund - Class N Shares	70,014,668	7,788,982	(11,288,747)	65,899,595
Janus Henderson Multi-Sector Income Fund - Class N Shares	23,663,053	9,456,927	(2,010,996)	32,632,140

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$93,412,318	$-	$-
Fixed Income Funds	112,298,413	-	-
Total Assets	$205,710,731	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70267 05-21